Management’s statement and basis of preparation and presentation of consolidated financial statements (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Managements Statement And Basis Of Preparation And Presentation Of Consolidated Financial Statements
Profit	R$ 3,153,881	R$ 2,837,422	R$ 1,670,755
Current liabilities and assets	164,319
Shareholders' equity	R$ 26,404,636	R$ 26,015,940	R$ 25,397,365	R$ 25,107,106